Fair Value: Transfers Between Levels (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Details
Fair Value, Equity, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Equity, Level 2 to Level 1 Transfers, Amount	$ 0	$ 0